STOCK BASED COMPENSATION - Summary of Assumptions Utilized for Option Grants (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	4 years			5 years 9 months 18 days
Expected volatility				42.00%
Expected volatility, Minimum	47.80%	44.90%	44.90%
Expected volatility, Maximum	55.00%	47.40%	47.60%
Risk-free interest rate				2.60%
Risk-free interest rate, Minimum	4.00%	3.80%	3.80%
Risk-free interest rate, Maximum	4.50%	5.40%	5.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		5 years	5 years
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		1 year	9 months